Share-based Compensation	6 Months Ended
Jun. 30, 2025
Share-based Compensation
Share-based Compensation

21.  Share-based Compensation

Compensation expenses recognized for share-based awards granted by the Company were as follows:

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Cost of sales	28,451	27,868
Research and development expenses	536,093	569,667
Selling, general and administrative expenses	227,620	299,579
Total	792,164	897,114

There was no income tax benefit recognized in the consolidated statements of comprehensive loss for share-based compensation expenses and the Group did not capitalize any of the share-based compensation expenses as part of the cost of any assets in the six months ended June 30, 2024 and 2025.

(a) NIO Incentive Plans

In 2015, the Company adopted the 2015 Stock Incentive Plan (the “2015 Plan”), which allows the plan administrator to grant share options and restricted shares of the Company to its employees, directors, and consultants.

The Company granted both share options and restricted shares to the employees. In 2016, 2017, 2018 and 2024, the Board of Directors further approved the 2016 Stock Incentive Plan (the “2016 Plan”), the 2017 Stock Incentive Plan (the “2017 Plan”), the 2018 Stock Incentive Plan (the “2018 Plan”) and the 2024 Stock Incentive Plan (the “2024 Plan”), which provide for share options and restricted shares. The share options and the restricted shares vest immediately or over a period of one to five years of continuous service and achieved performance target and the stock options are exercisable over a maximum period of 10 years.

The Group recognized the share options and restricted shares of the Company granted to the employees of the Group on a straight-line basis over the vesting term of the awards, net of estimated forfeitures.

(i) Share Options

The following table summarizes activities of the Company’s share options under the 2016, 2017 and 2018 Plans for the six months ended June 30, 2025:

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2024	52,060,649	3.55	2.60	100,420
Granted	—	—	—	—
Exercised	(1,326,807)	1.80	—	—
Cancelled	(10,530)	43.19	—	—
Expired	(153,729)	12.83	—	—
Outstanding as of June 30, 2025 (Unaudited)	50,569,583	3.56	2.06	54,447

Vested and expected to vest as of June 30, 2025 (Unaudited)	50,495,087	3.56	2.07	54,370
Exercisable as of June 30, 2025 (Unaudited)	49,079,653	3.59	2.01	52,901

The aggregate intrinsic value in the table above represents the aggregate difference between the Company’s closing stock price on the last trading day of the period and the exercise price for the underlying awards.

The total intrinsic value of options exercised during the six months ended June 30, 2024 and 2025 were RMB26,440 and RMB20,605, respectively.

The weighted-average grant date fair value for options granted under the Company’s 2016, 2017 and 2018 Plans for the six months ended June 30, 2024 was US$3.64, computed using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	Six Months Ended June 30,
	2024
	(Unaudited)
Exercise price (US$)	2.39
Fair value of the ordinary shares on the date of option grant (US$)	5.48
Risk-free interest rate	4.14%
Exercise multiple	2.5	x
Expected dividend yield	0%
Expected volatility	62%
Expected forfeiture rate (post-vesting)	6.09%

For the six months ended June 30, 2025, no options were granted under the Company’s 2016, 2017 and 2018 Plans.

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

As of June 30, 2025, the unrecognized compensation expenses related to the stock options granted to the employees is not material.

(ii) Restricted shares

The fair value of each restricted share granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

The following table summarizes activities of the Company’s restricted shares under the 2016, 2017, 2018 and 2024 Plan for the six months ended June 30, 2025:

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2024	61,852,743	10.96
Granted	22,782,772	3.82
Vested	(14,457,009)	10.35
Forfeited	(9,532,496)	9.52
Unvested at June 30, 2025 (Unaudited)	60,646,010	8.65

As of June 30, 2025, there were RMB2,317,968 of unrecognized compensation expenses related to restricted shares granted to the employees, which is expected to be recognized over a weighted-average period of 2.95 years, respectively.

(b) Share-based compensation of subsidiaries

In November 2021, a subsidiary of the Company (“Subsidiary A”) adopted the 2021 Share Incentive Plan (the “A Plan”) which allows Subsidiary A to grant share options to its employees.

Under the A Plan, the share options have a contractual term of ten years from the grant date, and vest over a period of four years of continuous service, one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months.

Before the completion of Subsidiary A’s possible future initial public offering and listing, its employees are entitled to convert the vested share options to the Class A ordinary shares of the Company at a fixed conversion rate. The corresponding share options will be cancelled if the conversion right is exercised.

The following table summarizes activities of A Plan for the six months ended June 30, 2025:

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2024	43,094,529	0.00001	8.09	47,950
Granted	—	—	—	—
Exercised	(6,954,456)	—	—	—
Forfeited	(1,449,661)	—	—	—
Outstanding as of June 30, 2025 (Unaudited)	34,690,412	0.00001	7.70	38,974

For the six months ended June 30, 2024, weighted average grant date fair values of options granted was US$1.10 per share. The estimated fair value of each option granted is estimated on the date of grant using the binominal option-pricing model with the assumptions (or ranges thereof) in the following table:

Six Months Ended June 30,
2024
(Unaudited)
Fair value of the ordinary shares on the date of option grant (US$)	1.00-1.01
Risk-free interest rate	1.58%
Expected term (in years)	10
Expected dividend yield	0%
Expected volatility	52%
Expected forfeiture rate (post-vesting)	2%

For the six months ended June 30, 2025, no options were granted under the A Plan.

As of June 30, 2025, there were RMB223,049 of unrecognized share based compensation expenses related to the share options granted. The expenses were expected to be recognized over a weighted average period of 1.87 years.